The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

February 16, 2021

Via Edgar Transmission

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	The RBB Fund, Inc. (the “Company”) File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

The Company files herewith a preliminary proxy statement on behalf of the Bogle Investment Management Small Cap Growth Fund (the “Fund”) seeking shareholder approval of a new investment advisory agreement for the Fund. Under the proposal, Summit Global Investments, LLC will become the new investment adviser, replacing Bogle Investment Management, L.P.

Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Company is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to shareholders of the Fund.

If you have any questions or comments regarding this filing, please do not hesitate to contact Edward Paz of U.S. Bancorp Fund Services, LLC at (414) 765-5366.

Very truly yours,

/s/ James Shaw

James Shaw

Secretary

cc:	Salvatore Faia, The RBB Fund, Inc.

Jillian Bosmann, Faegre Drinker Biddle & Reath LLP